Long-Term Debt - Narrative (Details) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 18, 2022	Mar. 09, 2022	Sep. 20, 2021	Mar. 13, 2020	Jan. 23, 2020	Apr. 16, 2019
Loss from extinguishment of debt			$ 0	$ (115,288,000)	$ 0
Debt discount and issuance costs		$ 65,075,000	$ 66,493,000	$ 55,451,000
Credit Agreement [Member]
Maturity date			Jul. 30, 2026
Debt Instrument, Covenant Compliance			As of December 31, 2022 and 2021, the Company was in compliance with all applicable covenants in the Credit Agreement as in effect as of the applicable date
Covenant description			as of the last day of each fiscal quarter, the ratio of (a) Consolidated Total Funded Debt (as defined in the Credit Agreement) as of such date to (b) Consolidated EBITDA (as defined in the Credit Agreement), measured for the preceding 12 months, to not more than 3.75 to 1.00 (or 4.25 to 1.00 during material acquisition periods, subject to certain limitations).
Credit facility maximum borrowing capacity			$ 2,500,000,000
Credit Agreement [Member] | Revolving Credit Facility [Member]
Commitment - rate applicable		0.09%	0.09%	0.09%
Debt issuance costs			$ 8,674,000
Credit facility maximum borrowing capacity			1,850,000,000
Credit Agreement [Member] | Letter of Credit [Member]
Credit facility maximum borrowing capacity			320,000,000
Letter of credit		$ 39,511,000	$ 41,793,000	$ 112,281,000
Credit Agreement [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Commitment - rate applicable			0.065%
Credit Agreement [Member] | Maximum [Member]
Required leverage ratio			3.75
Required leverage ratio during material acquisition period			4.25
Credit Agreement [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Commitment - rate applicable			0.15%
Credit Agreement [Member] | Maximum [Member] | Swing Line Loans [Member]
Swing line loans			$ 100,000,000
Other Facilities Not Affiliated With Credit Agreement [Member] | Letter of Credit [Member]
Letter of credit		$ 85,120,000	$ 85,319,000
Drawing Fees For Bankers Acceptance And Ba Equivalent Notes And Letter Of Credit [Member] | Minimum [Member]
Margin rate for loans			0.75%
Drawing Fees For Bankers Acceptance And Ba Equivalent Notes And Letter Of Credit [Member] | Maximum [Member]
Margin rate for loans			1.25%
SOFR [Member] | Credit Agreement [Member]
Margin rate for loans			0.10%
SOFR [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member]
Margin rate for loans			1.00%
LIBOR [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member]
Margin rate for loans				1.00%
Base Rate [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member]
Margin rate for loans				0.00%
Base Rate [Member] | Canadian Prime Rate Loans and Swing Line Loans [Member] | Minimum [Member]
Margin rate for loans			0.00%
Base Rate [Member] | Canadian Prime Rate Loans and Swing Line Loans [Member] | Maximum [Member]
Margin rate for loans			0.25%
Canadian Bankers Acceptance Loan [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member]
Margin rate for loans			1.00%	1.00%
Term Loan Facility | Term Loan Agreement [Member]
Aggregate principal amount	$ 800,000,000
Interest rate		5.78%	5.42%
Margin rate for loans			1.00%
Maturity date			Jul. 30, 2026
Debt Instrument, Covenant Compliance			As of December 31, 2022, the Company was in compliance with all applicable covenants in the Term Loan Agreement.
Covenant description			as of the last day of each fiscal quarter, the ratio of (i) Consolidated Total Funded Debt (as defined in the Term Loan Agreement) as of such date to (b) Consolidated EBITDA (as defined in the Term Loan Agreement), measured for the preceding 12 months, to not more than 3.75 to 1.00 (or 4.25 to 1.00 during material acquisition periods, subject to certain limitations)
Debt issuance costs			$ 1,725,000
Term Loan Facility | Term Loan Agreement [Member] | Maximum [Member]
Required leverage ratio			3.75
Required leverage ratio during material acquisition period			4.25
Term Loan Facility | Credit Agreement [Member] | Revolving Credit Facility [Member]
Credit facility maximum increase to borrowing capacity			$ 500,000,000
Maximum amount of increase in commitments under the credit agreement			$ 3,000,000,000
Term Loan Facility | SOFR [Member] | Term Loan Agreement [Member]
Margin rate for loans	0.10%
Term Loan Facility | SOFR [Member] | Term Loan Agreement [Member] | Minimum [Member]
Margin rate for loans	0.75%
Term Loan Facility | SOFR [Member] | Term Loan Agreement [Member] | Maximum [Member]
Margin rate for loans	1.25%
Term Loan Facility | Base Rate [Member] | Term Loan Agreement [Member] | Minimum [Member]
Margin rate for loans	0.00%
Term Loan Facility | Base Rate [Member] | Term Loan Agreement [Member] | Maximum [Member]
Margin rate for loans	0.25%
Senior Notes [Member]
Debt instrument, redemption price, percentage			100.00%
Debt Instrument, Covenant Compliance			As of December 31, 2022 and 2021, the Company was in compliance with all applicable covenants in the Indenture
Senior Notes [Member] | Minimum [Member]
Percentage of principal amount redeemed			25.00%
Senior Notes [Member] | Maximum [Member]
Debt instrument, redemption price, percentage			101.00%
Senior Notes [Member] | Senior Notes due 2029 [Member]
Aggregate principal amount											$ 500,000,000
Interest rate		3.50%	3.50%	3.50%
Maturity date			May 01, 2029
Debt instrument, redemption period			Feb. 01, 2029
Debt issuance costs			$ 5,954,000
Senior Notes [Member] | Senior Notes due 2029 [Member] | Minimum [Member]
Debt instrument, redemption price, percentage			100.00%
Senior Notes [Member] | Senior Notes due 2030
Aggregate principal amount										$ 600,000,000
Interest rate		2.60%	2.60%	2.60%
Maturity date			Feb. 01, 2030
Debt instrument, redemption price, percentage			100.00%
Debt instrument, redemption period			Nov. 01, 2029
Debt issuance costs			$ 5,435,000
Senior Notes [Member] | New Senior Notes due 2032 [Member]
Aggregate principal amount							$ 500,000,000
Interest rate		3.20%	3.20%
Maturity date			Jun. 01, 2032
Debt instrument, redemption price, percentage			100.00%
Debt instrument, redemption period			Mar. 01, 2032
Debt issuance costs			$ 4,668,000
Debt discount			$ 375,000
Senior Notes [Member] | Senior Notes due 2033 [Member]
Aggregate principal amount						$ 750,000,000
Interest rate		4.20%	4.20%
Maturity date			Jan. 15, 2033
Debt instrument, redemption price, percentage			100.00%
Debt instrument, redemption period			Oct. 15, 2032
Debt issuance costs			$ 6,878,000
Debt discount			$ 2,040,000
Senior Notes [Member] | Senior Notes due 2032 [Member]
Aggregate principal amount								$ 650,000,000
Interest rate		2.20%	2.20%
Maturity date			Jan. 15, 2032
Debt instrument, redemption price, percentage			100.00%
Debt instrument, redemption period			Oct. 15, 2031
Debt issuance costs			$ 5,979,000
Debt discount			$ 1,066,000
Senior Notes [Member] | Senior Notes due 2052
Aggregate principal amount								$ 850,000
Interest rate		2.95%	2.95%	2.95%
Maturity date			Jan. 15, 2052
Debt instrument, redemption price, percentage			100.00%
Debt instrument, redemption period			Jul. 15, 2051
Debt issuance costs			$ 9,732,000
Debt discount			$ 12,742,000
Senior Notes [Member] | Senior Notes due 2050
Aggregate principal amount									$ 500,000,000
Interest rate		3.05%	3.05%	3.05%
Maturity date			Apr. 01, 2050
Debt instrument, redemption price, percentage			100.00%
Debt instrument, redemption period			Oct. 01, 2049
Debt issuance costs			$ 5,682,000
Debt discount			$ 7,375,000